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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2005

                 Check here if Amendment [ ]; Amendment Number:

               This Amendment (Check only one.):
                [ ] is a restatement.
                [ ] adds new holdings entries.

                Institutional Investment Manager Filing this Report:
                         Lonestar Capital Management, LLC
                                 One Maritime Plaza
                                     Suite 2555
                           San Francisco, California 94111

                          Form 13F File Number: 28-11133

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                    Yedi Wong
                             Chief Financial Officer
                                 (415) 362.7677





                                 /s/ Yedi Wong
                            ------------------------
                            San Francisco, California
                                 May 12, 2005



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                         Number of Other Included Managers

                                        0

                      Form 13 F Information Table Entry Total:

                                       32

                      Form 13 F Information Table Value Total:

                                $ 73,903 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                              FORM 13F INFORMATION TABLE
                         LONESTAR CAPITAL MANAGEMENT, LLC
                              AS OF MARCH 31, 2005

Column 1                      Column 2        Column 3    Column 4 Column 5              Column 6     Column 7  Column 8

                                                          VALUE    SHRS OR    SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000) PRN AMT    PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AEP Inds Inc                    COM           001031103   4,443    226,100    SH          SOLE         NONE    226,100
Aradigm Corp                    COM           038505103     489    400,600    SH          SOLE         NONE    400,600
Bema Gold Corp                  COM           08135F107   1,204    450,000    SH          SOLE         NONE    450,000
Cameco Corp                     COM           13321L108   1,328     30,000    SH          SOLE         NONE     30,000
Candies Inc                     COM           137409108     690    150,000    SH          SOLE         NONE    150,000
Caremark RX Inc                 COM           141705103   3,978    100,000    SH   P      SOLE         NONE    100,000
Central Pkg Corp                COM           154785109   2,148    125,000    SH          SOLE         NONE    125,000
Collins & Aikman Corp New     COM NEW         194830204     288    234,000    SH   C      SOLE         NONE    234,000
Congoleum Corp New              CL A          207195108   1,848    348,600    SH          SOLE         NONE    348,600
Durect Corp                     COM           266605104     182     50,000    SH          SOLE         NONE     50,000
Elan PLC                        COM           284131208     324    100,000    SH   C      SOLE         NONE    100,000
Favrille Inc                    COM           312088404     435     85,700    SH          SOLE         NONE     85,700
Federal Home Ln Mtg Corp        COM           313400301   9,480    150,000    SH   C      SOLE         NONE    150,000
First Consulting Group Inc      COM           31986R103   1,820    350,000    SH          SOLE         NONE    350,000
Foundry Networks Inc            COM           35063R100     990    100,000    SH          SOLE         NONE    100,000
Gene Logic                      COM           368689105   2,489    792,800    SH          SOLE         NONE    792,800
Goldcorp Inc New                COM           380956409   1,137     80,000    SH          SOLE         NONE     80,000
Hines Horticulture Inc          COM           433245107   2,562    600,800    SH          SOLE         NONE    600,800
James River Coal Co           COM NEW         470355207   4,219    110,000    SH          SOLE         NONE    110,000
Key Energy Svcs Inc             COM           492914106     688     60,000    SH          SOLE         NONE     60,000
Maxygen Inc                     COM           577776107     480     56,000    SH          SOLE         NONE     56,000
McDermott Intl Inc              COM           580037109   8,329    440,000    SH          SOLE         NONE    440,000
Mercer Ins Group Inc            COM           587902107   3,434    266,400    SH          SOLE         NONE    266,400
Nasdaq 100 TR                   COM           631100104   3,657    100,000    SH   P      SOLE         NONE    100,000
Parker Drilling Co              COM           701081101   2,875    500,000    SH          SOLE         NONE    500,000
Polaris Inds Inc                COM           731068102   1,405     20,000    SH   P      SOLE         NONE     20,000
Praecis Pharmaceuticals Inc     COM           739421105     420    400,000    SH          SOLE         NONE    400,000
Remec Inc                       COM           759543101   1,584    300,000    SH          SOLE         NONE    300,000
Streettracks Gold Tr          Gold Shs        863307104     856     20,000    SH          SOLE         NONE     20,000
Unisource Energy Corp           COM           909205106   4,646    150,000    SH          SOLE         NONE    150,000
Usec Inc                        COM           90333E108   2,279    140,000    SH          SOLE         NONE    140,000
Westmoreland Coal Co       PfdDP A CV 1/4     960878304   3,196     64,735    SH          SOLE         NONE     64,735
